Income Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Huadi International is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Tuoxing is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

HK Beach is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2019, and the HNTE certificate needs to be renewed every three years. Thus, Huadi Steel is eligible for a 15% preferential tax rate for fiscal years 2020 and 2019, and 25% standard tax rate for fiscal year 2018. As of September 30, 2020, the tax years ended December 31, 2015 through December 31, 2020 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September30, 2020 and 2019 the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the fiscal years ended September 30, 2020 and 2019, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2020.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2020, 2019, and 2018 as follows:

	2020	2019	2018
Income before taxes excluded the amounts of loss incurring entities	$3,575,248	$6,446,944	$6,585,624
PRC EIT tax rates	15%	15%	25%
Tax at the PRC EIT tax rates	$536,287	967,042	1,646,406
Tax effect of R&D expenses deduction	(238,573)	(199,925)	(271,349)
Tax effect of non-taxable investment income and government grant	(120,754)	(72,160)	(126,495)
Tax effect of non-deductible expenses	41,989	310,233	88,530
Income tax expenses	$218,949	$1,005,190	$1,337,092

Income taxes for the years ended September 30, 2020, 2019 and 2018 are attributed to the Company’s continuing operations in China and consisted of:

	2020	2019	2018
Current income tax	$218,949	$709,027	$1,390,773
Deferred income tax	-	296,163	(53,681)
Total income tax expense	$218,949	$1,005,190	$1,337,092

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at September 30, 2020 and 2019 are presented below:

	As of September 30,
	2020	2019
Deferred tax assets:
Bad debt allowance	$436,583	$414,710
Total	$436,583	$414,710

There were no valuation allowance for the deferred tax assets as of September 30, 2020 and 2019. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences at September 30, 2020 and 2019.